Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of geographical concentration of risks
	2019		2018		2017
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD	%	USD	%	USD	%

Africa	16,492,171	5	13,601,315	5	14,797,102	5
Asia	32,809,456	9	27,841,670	9	33,939,858	12
Australasia	15,185,489	4	12,636,310	4	8,410,387	3
Caribbean Islands	8,334,322	2	15,098,606	5	10,514,780	4
Central America	37,731,495	11	26,696,686	9	35,560,075	13
Europe	37,327,933	11	34,470,850	11	32,179,912	12
Middle East	36,883,039	11	32,381,500	11	36,116,774	13
North America	4,281,472	1	859,731	0	1,038,139	1
South America	11,050,657	3	26,356,474	9	33,380,259	12
UK	115,863,288	33	76,717,981	25	42,887,109	15
Worldwide	33,332,583	10	34,957,363	12	26,277,796	10
	349,291,905		301,618,486		275,102,191

Schedule of line of business concentration of risk
	Gross written premiums 2019	Concentration Percentage	Gross written premiums 2018	Concentration Percentage	Gross written premiums 2017	Concentration Percentage
	USD	%	USD	%	USD	%

Energy	72,109,574	21	81,377,114	27	87,937,007	34
Property	46,137,090	13	43,785,498	15	53,738,771	18
Ports & Terminals	22,360,519	6	19,079,843	6	17,263,245	8
Casualty	115,890,373	33	73,665,448	24	43,119,887	9
Political Violence	8,296,949	2	11,406,211	4	9,730,839	7
Financial	23,181,037	7	16,147,579	5	14,271,496	5
Reinsurance	17,985,942	5	17,819,553	6	17,652,460	5
Engineering	20,703,708	6	18,194,161	6	10,375,952	6
Aviation	19,182,776	6	17,996,462	6	18,998,073	7
Marine Liability	3,443,937	1	2,146,617	1	2,014,461	1
	349,291,905		301,618,486		275,102,191

Schedule of sensitivities
	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD	USD	USD	USD	USD	USD

2019	7.5	30,978,898	(30,978,898)	18.541,702	(18,539,427)	(18.541,702)	18,539,427
2019	5	20,652,599	(20,652,599)	12,361,514	(12,359,238)	(12,361,514)	12,359,238

2018	7.5	28,828,488	(28,828,488)	15,297,751	(15,295,476)	(15,297,751)	15,295,476
2018	5	19,218,992	(19,218,992)	10,198,880	(10,196,605)	(10,198,880)	10,196,605

Schedule of maturities of the major classes of financial assets
	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total	Effective Interest Rate on interest bearing assets
	USD	USD	USD	USD	USD	(%)
2019-

Financial assets at FVTPL	-	-	-	21,805,575	21,805,575	-
Financial assets at FVOCI	55,678,030	148,657,894	4,189,437	20,422,745	228,948,106	2.86
Financial assets at amortized cost	2,968,273	-	-	-	2,968,273	5.83
Cash, bank balances and term deposits	312,213,087	-	-	-	312,213,087	1.89
	370,859,390	148,657,894	4,189,437	42,228,320	565,935,041

2018-

Financial assets at FVTPL	-	-	-	13,977,663	13,977,663	-
Financial assets at FVOCI	50,095,407	108,481,889	3,584,618	21,308,397	183,470,311	2.92
Financial assets at amortized cost	3,456,837	-	-	-	3,456,837	5.72
Cash, bank balances and term deposits	260,059,595	-	-	-	260,059,595	1.88
	313,611,839	108,481,889	3,584,618	35,286,060	460,964,406

Schedule of sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year
	Decrease in basis points	Effect on profit for the year
		USD

2019	-25	(889,848)
	-50	(1,779,697)

2018	-25	(665,500)
	-50	(1,331,000)

Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities
	Changes in	Effect on
	currency rate	profit
	to USD	before tax
	%	USD
2019
EUR	+5	387,893
GBP	+5	4,294,764

2018
EUR	+5	65,440
GBP	+5	1,857,406

Schedule of credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD	USD	USD	USD
2019
FVOCI - debts securities	206,996,681	1,528,680	-	208,525,361
Financial Assets at amortized cost	-	1,982,377	985,896	2,968,273
Insurance receivables	-	65,835,667	47,139,177	112,974,844
Reinsurance share of outstanding claims	175,446,814	765,610	-	176,212,424
Deferred excess of loss premiums	-	15,172,707	-	15,172,707
Cash, bank balances and term deposits	248,057,682	64,155,405	-	312,213,087
	630,501,177	149,440,446	48,125,073	828,066,696

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD	USD	USD	USD
2018
FVOCI - debts securities	158,945,525	3,216,389	-	162,161,914
Financial Assets at amortized cost	-	2,469,549	987,288	3,456,837
Insurance receivables	-	60,880,815	47,366,816	108,247,631
Reinsurance share of outstanding claims	186,061,539	1,503,843	-	187,565,382
Deferred excess of loss premiums	-	12,448,671	-	12,448,671
Cash, bank balances and term deposits	184,747,414	75,312,181	-	260,059,595
	529,754,478	155,831,448	48,354,104	733,940,030

Schedule of distribution of bonds and debt securities with fixed interest rate

Rating grade	Bonds	Unquoted bonds	Total
	USD	USD	USD
2019
AAA	44,953,920	-	44,953,920
AA+	4,610,576	-	4,610,576
AA	2,926,031	-	2,926,031
Aa2	7,530,619	-	7,530,619
AA-	9,408,620	-	9,408,620
Aa3	2,394,194	-	2,394,194
A+	18,340,787	-	18,340,787
A1	1,514,025	-	1,514,025
A	28,935,441	-	28,935,441
A2	5,435,133	-	5,435,133
A-	32,466,296	-	32,466,296
A3	8,975,157	-	8,975,157
BBB+	16,038,586	-	16,038,586
BBB	14,521,672	-	14,521,672
Baa2	1,396,365	-	1,396,365
BBB-	7,333,329	-	7,333,329
BB-	215,930	-	215,930
Not rated	1,528,680	2,968,273	4,496,953
Total	208,525,361	2,968,273	211,493,634

Rating grade	Bonds	Unquoted bonds	Total
	USD	USD	USD
2018
AAA	2,353,731	-	2,353,731
AA+	4,771,755	-	4,771,755
Aa1	755,556	-	755,556
AA	7,124,087	-	7,124,087
Aa2	7,876,959	-	7,876,959
AA-	17,408,093	-	17,408,093
Aa3	5,527,355	-	5,527,355
A+	15,840,316	-	15,840,316
A1	12,009,630	-	12,009,630
A	19,653,276	-	19,653,276
A2	9,512,157	-	9,512,157
A-	11,914,322	-	11,914,322
A3	10,679,082	-	10,679,082
BBB+	13,216,017	-	13,216,017
Baa1	1,744,245	-	1,744,245
BBB	14,273,503	-	14,273,503
Baa2	1,385,487	-	1,385,487
BBB-	2,899,954	-	2,899,954
BB-	203,749	-	203,749
Not rated	3,012,640	3,456,837	6,469,477
Total	162,161,914	3,456,837	165,618,751

Schedule of geographical distribution of bonds and debt securities with fixed interest rate

Country	Total
2019	USD

Australia	1,053,150
Bahrain	215,930
Bermuda	765,533
Canada	9,163,712
Cayman Island	639,879
China	8,539,950
Europe	3,181,652
Finland	1,034,800
France	1,241,762
Germany	14,714,236
Global	990,623
Hong Kong	1,219,991
Japan	7,865,806
Jordan	2,968,273
KSA	2,349,245
Kuwait	1,019,590
Mexico	1,098,251
Netherlands	1,869,264
Norway	750,045
Pacific basin	3,002,430
Qatar	8,098,357
South Korea	5,127,002
Spain	544,876
Switzerland	332,394
UAE	5,691,518
UK	13,490,596
USA	114,524,769
Total	211,493,634

Country	Total
2018	USD

Australia	3,207,541
Bahrain	203,750
Canada	9,769,854
China	5,477,734
Europe	1,407,141
Finland	1,016,430
France	1,947,095
Germany	15,825,716
Global	910,686
Hong Kong	1,183,742
Italy	1,602,864
Japan	11,252,935
Jordan	3,456,838
KSA	2,262,838
Kuwait	978,170
Mexico	1,015,749
Netherlands	1,844,370
Norway	2,239,722
Pacific basin	3,466,916
Qatar	5,048,451
South Korea	5,497,709
UAE	12,683,997
UK	8,195,522
USA	65,122,981
Total	165,618,751

Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices

	Change in equity price	Effect on profit for the year	Effect on equity
2019	USD	USD	USD

Amman Stock Exchange	+5%	58,438	58,438
Saudi Stock Exchange	+5%	-	616,969
Qatar Stock Exchange	+5%	23,830	23,830
Abu Dhabi Security Exchange	+5%	61,470	61,470
New York Stock Exchange	+5%	123,518	161,258
Kuwait Stock Exchange	+5%	-	2,978
London Stock Exchange	+5%	342,797	342,797
Other quoted	+5%	480,226	553,966

	Change in equity price	Effect on profit for the year	Effect on Equity
2018	USD	USD	USD

Amman Stock Exchange	+5%	60,718	60,718
Saudi Stock Exchange	+5%	-	665,120
Qatar Stock Exchange	+5%	25,369	25,369
Abu Dhabi Security Exchange	+5%	57,175	57,175
New York Stock Exchange	+5%	109,111	147,031
Kuwait Stock Exchange	+5%	-	2,012
Other quoted	+5%	446,510	507,473

Schedule of maturity profile of the Group's financial liabilities

	Less than one year	More than one year	Total
2019	USD	USD	USD

Gross outstanding claims	172,243,041	240,809,814	413,052,855
Gross unearned premiums	159,660,497	46,553,532	206,214,029
Insurance payables	53,543,737	-	53,543,737
Other liabilities	13,821,580	1,041,702	14,863,282
Deferred tax liabilities	346,824	-	346,824
Unearned commissions	7,531,178	1,378,811	8,909,989
Total liabilities	407,146,857	289,783,859	696,930,716
2018

Gross outstanding claims	166,052,091	218,327,750	384,379,841
Gross unearned premiums	135,380,101	32,874,587	168,254,688
Insurance payables	33,034,146	-	33,034,146
Other liabilities	8,299,453	-	8,299,453
Unearned commissions	7,030,172	980,212	8,010,384
Total liabilities	349,795,963	252,182,549	601,978,512

Schedule of maturity analysis of assets and liabilities

	31 December 2019
	Less than one year	More than one year	No term	Total
	USD	USD	USD	USD
ASSETS
Cash, bank balances and term deposits	312,213,087	-	-	312,213,087
Insurance receivables	110,218,900	2,755,944	-	112,974,844
Investments	58,452,403	152,847,331	42,422,220	253,721,954
Investments in associates	-	-	13,061,674	13,061,674
Reinsurance share of outstanding claims	81,410,140	94,802,284	-	176,212,424
Reinsurance share of unearned premiums	30,226,280	3,690,269	-	33,916,549
Deferred excess of loss premiums	15,172,707	-	-	15,172,707
Deferred policy acquisition costs	28,369,829	13,343,460	-	41,713,289
Other assets	7,754,225	-	-	7,754,225
Investment properties	-	-	25,712,312	25,712,312
Property, premises and equipment	-	12,734,842	-	12,734,842
Intangible assets	-	3,885,894	-	3,885,894
TOTAL ASSETS	643,817,571	284,060,024	81,196,206	1,009,073,801

LIABILITIES AND EQUITY
Liabilities
Gross outstanding claims	172,243,041	240,809,814	-	413,052,855
Gross unearned premiums	159,660,497	46,553,532	-	206,214,029
Insurance payables	53,543,737	-	-	53,543,737
Other liabilities	13,821,580	1,041,702	-	14,863,282
Deferred tax liabilities	346,824	-	-	346,824
Unearned commissions	7,531,178	1,378,811	-	8,909,989
Total liabilities	407,146,857	289,783,859	-	696,930,716
Equity
Share capital	-	-	143,375,678	143,375,678
Contributed capital	-	-	2,773,000	2,773,000
Treasury shares	-	-	(20,102,500)	(20,102,500)
Foreign currency translation reserve	-	-	(332,785)	(332,785)
Fair value reserve	-	-	4,273,914	4,273,914
Retained earnings	-	-	182,155,778	182,155,778
Total equity	-	-	312,143,085	312,143,085

TOTAL LIABILITIES AND EQUITY	407,146,857	289,783,859	312,143,085	1,009,073,801

	31 December 2018
	Less than one year	More than one year	No term	Total
	USD	USD	USD	USD
ASSETS
Cash, bank balances and term deposits	260,059,595	-	-	260,059,595
Insurance receivables	105,760,142	2,487,489	-	108,247,631
Investments	53,552,244	112,066,507	35,286,060	200,904,811
Investments in associates	-	-	13,437,778	13,437,778
Reinsurance share of outstanding claims	92,844,864	94,720,518	-	187,565,382
Reinsurance share of unearned premiums	29,777,293	2,789,554	-	32,566,847
Deferred excess of loss premiums	12,448,671	-	-	12,448,671
Deferred policy acquisition costs	27,945,967	8,457,864	-	36,403,831
Deferred tax assets	-	638,841	-	638,841
Other assets	5,061,050	-	-	5,061,050
Investment properties	-	-	30,655,214	30,655,214
Property, premises and equipment	-	12,216,997	-	12,216,997
Intangible assets	-	2,935,750	-	2,935,750
TOTAL ASSETS	587,449,826	236,313,520	79,379,052	903,142,398

LIABILITIES AND EQUITY
Liabilities
Gross outstanding claims	166,052,091	218,327,750	-	384,379,841
Gross unearned premiums	135,380,101	32,874,587	-	168,254,688
Insurance payables	33,034,146	-	-	33,034,146
Other liabilities	8,299,453	-	-	8,299,453
Unearned commissions	7,030,172	980,212	-	8,010,384
Total liabilities	349,795,963	252,182,549	-	601,978,512
Equity
Share capital	-	-	143,375,678	143,375,678
Contributed capital	-	-	2,773,000	2,773,000
Treasury shares	-	-	(15,050,000)	(15,050,000)
Foreign currency translation reserve	-	-	(294,929)	(294,929)
Fair value reserve	-	-	953,704	953,704
Retained earnings	-	-	169,406,433	169,406,433
Total equity	-	-	301,163,886	301,163,886

TOTAL LIABILITIES AND EQUITY	349,795,963	252,182,549	301,163,886	903,142,398

Schedule of hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques

	31 December 2019
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	21,805,575	-	-	21,805,575
Quoted equities at FVOCI	14,628,558	-	-	14,628,558
Quoted bonds at FVOCI	208,525,361	-	-	208,525,361
Unquoted equities at FVOCI *	-	-	5,794,187	5,794,187
Investment properties	-	-	25,712,312	25,712,312
	244,959,494	-	31,506,499	276,465,993

	31 December 2018
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	13,977,663	-	-	13,977,663
Quoted equities at FVOCI	15,320,310	-	-	15,320,310
Quoted bonds at FVOCI	162,161,914	-	-	162,161,914
Unquoted equities at FVOCI *	-	-	5,988,087	5,988,087
Investment properties	-	-	30,655,214	30,655,214
	191,459,887	-	36,643,301	228,103,188

* Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	2019	2018
	USD	USD

Balance at the beginning of the year	5,988,087	4,436,160
Total gains and (losses) recognized in OCI	(193,900)	1,551,927
Balance at the end of the year	5,794,187	5,988,087